Income Taxes - Schedule of Significant Components of the Deferred Tax Assets (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Deferred tax assets:
Net operating loss carried forward	$ 2,479,634	$ 1,265,023
Unrealized foreign exchange (loss) /gain	(30,668)	45,440
Total deferred tax assets	2,448,966	1,310,463
Valuation allowance	(2,448,966)	(1,310,463)	$ (468,938)
Deferred tax assets, net of valuation allowance